Share-Based Payments (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Payments
Stock-based compensation recognized	$ 272,000			$ 297,000	$ 111,000
Stock-based compensation (credit) recognized		(44,000)	(82,000)
Research and development
Share-based Payments
Stock-based compensation recognized	133,000	44,000	63,000	53,000	28,000
General and administrative
Share-based Payments
Stock-based compensation recognized	139,000			244,000	83,000
Stock-based compensation (credit) recognized		$ (88,000)	$ (145,000)